ACCRUED LIABILITIES AND OTHER PAYABLE (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Accrued audit fee	$730,388	$858,000	$110,000
Amount due to RAL*	2,485,585	439,515	56,348
Accrued consultancy fee	165,325	-	-
Accrued professional service fees	476,179	1,869,230	239,646
Other accrued expenses	44,622	346,219	44,388

Total:	$3,902,099	$3,512,964	$450,382

*	Roma Appraisals Limited (the “RAL”) was no longer a related party of the Company after the reorganization in July 2022.